EMPLOYEE BENEFIT LIABILITIES, NET (Schedule of Changes in Fair Value of Plan Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1,	$ 4,200
Expected return	158	$ 171	$ 119
Current service cost due to the transfer of real yield from the compensation component to the royalties component in executive insurance policies before 2004	(1)	3	(7)
Balance at December 31,	3,789	4,200
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1,	4,200	4,763
Expected return	108	85
Contributions by employer	179	182
Benefits paid	(1,081)	(564)
Demographic assumptions	(4)	5
Financial assumptions	(2)	(2)
Past Experience	58	82
Current service cost due to the transfer of real yield from the compensation component to the royalties component in executive insurance policies before 2004	1	(3)
Currency Exchange	330	(248)
Balance at December 31,	$ 3,789	$ 4,200	$ 4,763